NET REVENUES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total net revenues	€ 5,095,254	€ 4,270,894	€ 3,459,790
Cars and spare parts
Disaggregation of Revenue [Line Items]
Total net revenues	4,341,482	3,573,119	2,835,170
Sponsorship, commercial and brand
Disaggregation of Revenue [Line Items]
Total net revenues	478,499	430,579	390,002
Engines
Disaggregation of Revenue [Line Items]
Total net revenues	155,342	189,432	150,655
Other
Disaggregation of Revenue [Line Items]
Total net revenues	€ 119,931	€ 77,764	€ 83,963